SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, beginning balance		7,459,046
Granted	3,479,604
Exercised
Forfeited		(4,241,959)
Outstanding, ending balance		3,217,087	7,459,046
Expected to vest		3,217,087
Exercisable		2,991,291
Weighted Average Exercise Price
Outstanding, beginning balance		$ 2.98
Granted	$ 2.04	0
Exercised		0
Forfeited		1.37
Outstanding, ending balance		5.11	$ 2.98
Expected to vest		5.11
Exercisable		5.11
Weighted Average Grant-date Fair Value
Outstanding, beginning balance		0.72
Granted		0
Exercised		0
Forfeited		0.65
Outstanding, ending balance		0.81	$ 0.72
Expected to vest		0.81
Exercisable		$ 0.81
Weighted Average Remaining Contractual Term (Years)
Outstanding		13 years 1 month 17 days	5 years 8 months 26 days
Granted		0 years
Exercised		0 years
Forfeited		1 month 17 days
Expected to vest		13 years 1 month 17 days
Exercisable		13 years 1 month 17 days
Aggregate Intrinsic Value
Outstanding at Begining of the period		$ 0
Exercised		0
Expected to vest		0
Exercisable		0
Outstanding at Ending of the period		$ 0	$ 0